ASSETS HELD FOR SALE	6 Months Ended
Jun. 30, 2023
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
ASSETS HELD FOR SALE	ASSETS HELD FOR SALE
As at June 30, 2023, assets held for sale includes a 95 MW portfolio of wind assets and a 26 MW solar asset located in Uruguay.
The following is a summary of the major items of assets and liabilities classified as held for sale:

(MILLIONS)	June 30, 2023	December 31, 2022
Assets
Cash and cash equivalents	$5	$9
Restricted cash	2	5
Trade receivables and other current assets	8	4
Financial instrument assets	2	3
Property, plant and equipment, at fair value	30	911
Intangible assets	198	—
Goodwill	18	—
Other long-term assets	—	6
Assets held for sale	$263	$938
Liabilities
Current liabilities	$4	$9
Non-recourse borrowings	168	171
Financial instrument liabilities	—	167
Other long-term liabilities	6	1
Deferred tax liability	17	$—
Provisions	—	$3
Liabilities directly associated with assets held for sale	$195	$351